Employee Benefits (Composition of Employee Benefits) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Fair value of plan assets	$ 648	$ 629
Termination benefits	(135)	(158)
Defined benefit obligation	(993)	(1,075)
Total Employee benefits	$ (480)	$ (604)